WARRANTS (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2013
Warrants [Line Items]
Market price per share (USD/share)	$ 3.88
Dividend yield	0.00%
Expected volatility	203.20%
Minimum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.78%
Expected term/Contractual life (years)	3 years 7 days
Maximum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 9.60
Risk free rate	0.13%
Expected term/Contractual life (years)	1 year 3 months 18 days
Weighted Average [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 10.00
Risk free rate	0.13%
Expected term/Contractual life (years)	1 year 3 months 18 days